UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
31 January
2022
Nuveen Managed
Accounts Portfolios Trust
Fund Name
Municipal Total Return Managed Accounts Portfolio	NMTRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fundelectronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.
or
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If you receive your Nuveen Fund distributions and statements directly from Nuveen.
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.
Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March 2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 23, 2022

Important Notices
For Shareholders of
Nuveen Municipal Total Return Managed Accounts Portfolio
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Fund will include portfolio manager commentaries only in its annual shareholder report. For the Fund's most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of the Fund's July 31, 2021 annual shareholder report.
For current information on your Fund's investment objectives, portfolio management team and average annual total returns please refer to the Fund's website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s potential use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. The Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
This is a specialized municipal bond Fund developed exclusively for use within Nuveen-sponsored seperately managed accounts.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense rations shown reflect total operating expenses (before fee waivers and/or expense reimbursements).
Effective Leverage Ratios
Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of the Fund’s effective leverage ratio.
Holdings Summaries
This data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries (continued)
Municipal Total Return Managed Accounts Portfolio
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios section and Holdings Summaries for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios*
	Total Returns as of January 31, 2022
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Shares at NAV	5/31/07	(3.22)%	(1.14)%	4.33%	4.42%	0.10%	0.05%
Bloomberg 7 Year Municipal Bond Index	-	(3.34)%	(2.79)%	2.88%	2.62%	-	-
*     For purposes of Fund performance, relative results are measured against the Bloomberg 7 Year Municipal Bond Index.
**     The Fund's investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2022

Effective Leverage Ratio	7.84%

Holdings Summaries as of January 31, 2022
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	106.5%
Other Assets Less Liabilities	1.6%
Net Assets Plus Floating Rate Obligations	108.1%
Floating Rate Obligations	(8.1)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.4%
AAA	10.4%
AA	40.6%
A	22.9%
BBB	12.2%
BB or Lower	1.7%
N/R (not rated)	7.8%
Total	100%
Portfolio Composition (% of total investments)
Health Care	19.6%
Transportation	19.1%
Tax Obligation/Limited	16.3%
Tax Obligation/General	16.2%
Education and Civic Organizations	10.8%
Utilities	9.9%
Other	8.1%
Total	100%
States and Territories (% of total investments)
Texas	15.1%
Florida	9.2%
California	8.4%
Indiana	5.6%
New York	5.0%
Illinois	4.8%
Colorado	4.1%
Pennsylvania	3.5%
Ohio	3.0%
New Jersey	3.0%
District of Columbia	2.9%
Michigan	2.2%
Massachusetts	2.1%
North Carolina	2.0%
Connecticut	1.8%
Louisiana	1.8%
Wisconsin	1.7%
Utah	1.5%
Missouri	1.4%
Maryland	1.3%
Hawaii	1.3%
Other [1]	18.3%
Total	100%
1	See Portfolio of Investments for the remaining states and territories comprising "other" and not listed in the States and Territories above.

Yields    as of January 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. If the fund did not receive a fee waiver/expense reimbursement during the period under its most recent agreement, subsidized and unsubsidized yields will be equal. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Dividend Yield	2.76%
SEC 30-Day Yield - Subsidized	1.81%
SEC 30-Day Yield - Unsubsidized	1.76%
Taxable-Equivalent Yield - Subsidized (40.8%)[1]	3.06%
Taxable-Equivalent Yield - Unsubsidized (40.8%)[1]	2.97%
1         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate as shown in the table above.

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest related and expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2022.
The beginning of the period is August 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 967.77
Expenses Incurred During the Period	$ —
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,025.21
Expenses Incurred During the Period	$ —
Expenses are equal to the Fund's annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.5%
	MUNICIPAL BONDS – 106.5%
	Alabama – 1.2%
$ 3,980	Baldwin County Public Building Authority, Alabama, Building Revenue Warrants, Jail Project, Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA	$4,477,261
800	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/34 – BAM Insured	7/30 at 100.00	AA	991,464
3,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 7 Series 2021C-1, 4.000%, 10/01/52 (Mandatory Put 12/01/26)	9/26 at 100.68	N/R	3,299,430
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,405,649
	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B:
930	3.000%, 6/01/50 – AGM Insured	6/30 at 100.00	AA	933,023
2,660	3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	2,668,645
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,123,507
795	5.000%, 2/01/37	2/27 at 100.00	AA-	930,150
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,223,701
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,771,030
17,755	Total Alabama			19,823,860
	Alaska – 0.7%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31 (Pre-refunded 12/01/25)	12/25 at 100.00	AA+ (5)	1,250,282
3,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series 2022B-1, 2.050%, 6/01/33	12/30 at 100.00	N/R	2,852,130
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,503,208
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	A+	1,662,795
2,860	Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50 (AMT)	12/30 at 100.00	A	3,306,675
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
545	5.000%, 6/01/32	6/31 at 100.00	A-	685,779
540	5.000%, 6/01/33	6/31 at 100.00	A-	677,900
10,945	Total Alaska			11,938,769

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona – 1.2%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
$ 1,000	5.000%, 7/01/36	7/24 at 100.00	AA	$1,084,980
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,085,480
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,355,912
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D:
35	3.000%, 7/01/22, 144A	No Opt. Call	BB	35,217
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	113,450
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,119,370
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	121,026
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A:
875	3.000%, 7/01/38	7/31 at 100.00	AA-	909,562
910	3.000%, 7/01/39	7/31 at 100.00	AA-	943,615
1,000	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	BB+ (5)	1,070,590
350	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A, 4.000%, 7/01/51, 144A	7/29 at 100.00	BB	369,761
775	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/39	3/31 at 100.00	A+	800,180
1,325	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49	7/30 at 100.00	AA-	1,356,098
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A1	3,854,443
1,000	5.000%, 7/01/45	7/25 at 100.00	A1	1,113,340
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	238,417
130	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	3/22 at 100.00	N/R	130,033
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	464,920
1,040	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/40	4/31 at 100.00	A	1,192,807
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
135	3.900%, 9/01/24, 144A	No Opt. Call	BB+	139,529
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,608,645

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 60	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	$ 60,153
17,685	Total Arizona			19,167,528
	Arkansas – 0.8%
	Boone County, Arkansas, Hospital Revenue Bonds, North Arkansas Regional Medical Center, Refunding Series 2022:
635	4.000%, 5/01/23	No Opt. Call	N/R	652,564
300	4.000%, 5/01/24	No Opt. Call	N/R	310,983
290	4.000%, 5/01/25	No Opt. Call	N/R	303,853
	Boone County, Arkansas, Hospital Revenue Refunding Bonds, North Arkansas Regional Medical Center Project, Refunding Series 2021:
1,035	4.000%, 5/01/26	No Opt. Call	N/R	1,090,921
1,080	4.000%, 5/01/27	No Opt. Call	N/R	1,140,750
1,150	2.625%, 5/01/30	5/27 at 100.00	N/R	1,083,346
1,000	Cabot, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2021B, 3.000%, 12/01/56	12/28 at 100.00	A+	1,006,060
655	Gravette School District 20, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2020, 2.000%, 6/01/29	12/25 at 100.00	Aa2	660,718
	Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021:
3,270	2.000%, 6/01/37	12/26 at 100.00	Aa2	2,973,902
3,335	2.000%, 6/01/38	12/26 at 100.00	Aa2	3,012,472
550	Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020, 4.000%, 8/01/27 – BAM Insured	8/26 at 100.00	AA	609,708
13,300	Total Arkansas			12,845,277
	California – 8.9%
100	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, 2012 Election Series 2016C, 5.000%, 8/01/32	8/25 at 100.00	A1	112,226
125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2012F-1, 5.000%, 4/01/22	No Opt. Call	AA	125,970
100	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	A	115,479
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	926,163
3,240	California Health Facilities Financing Authority, 4.000%, 8/15/40 (UB) (4)	8/31 at 100.00	N/R	3,757,622
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	A1	5,923,500
1,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,279,196
2,090	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, 4.000%, 8/15/48 (UB) (4)	8/31 at 100.00	N/R	2,369,767
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	239,206

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
$ 5,000	4.000%, 11/01/38 (UB) (4)	11/27 at 100.00	AA-	$5,584,500
5,000	5.000%, 11/01/47 (UB) (4)	No Opt. Call	AA-	7,002,200
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	917,205
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,179,860
115	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23 (ETM)	No Opt. Call	BB (5)	120,720
100	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	110,376
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,309,824
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
90	4.750%, 8/01/22	No Opt. Call	BB	91,348
675	5.000%, 8/01/32	8/22 at 100.00	BB	682,479
365	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	377,447
735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	A-	785,656
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	A-	787,887
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	1,171,750
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,525,078
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,915,883
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB-	7,813,610
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	1,015,908
2,050	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021, 4.000%, 5/15/39 – BAM Insured	5/31 at 100.00	AA	2,349,833
855	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	887,122
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,108,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
$ 25	5.000%, 8/01/24, 144A (ETM)	No Opt. Call	N/R (5)	$27,378
305	5.000%, 8/01/24, 144A	No Opt. Call	BBB	331,727
35	5.000%, 8/01/25, 144A (ETM)	No Opt. Call	N/R (5)	39,509
325	5.000%, 8/01/25, 144A	No Opt. Call	BBB	363,438
65	5.000%, 8/01/26 (Pre-refunded 8/01/25), 144A	8/25 at 100.00	N/R (5)	73,375
725	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	809,956
25	5.000%, 8/01/27 (Pre-refunded 8/01/25), 144A	8/25 at 100.00	N/R (5)	28,221
225	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	251,226
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A	8/28 at 100.00	BBB	1,158,220
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BBB-	1,690,806
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	768,703
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	756,266
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	349,100
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	360,334
100	California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41, 144A	6/31 at 100.00	N/R	104,506
640	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/22	No Opt. Call	BBB	651,347
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,156,743
300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	332,523
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB) (4)	8/26 at 100.00	Aa2	5,738,350
1,400	California State, General Obligation Bonds, Refunding Various Purpose Series 2021, 5.000%, 12/01/43	12/30 at 100.00	Aa2	1,740,046
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	943,850
830	5.000%, 10/01/32	10/26 at 100.00	A-	948,366
100	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	110,686
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,404,153
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	196,238

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36	5/27 at 100.00	Baa1	$1,160,640
1,600	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-1, 2.800%, 3/01/47, 144A	3/32 at 100.00	N/R	1,380,624
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	4,832,920
3,500	Foothill-De Anza Community College District, Santa Clara County, California, General Obligation Bonds, Election of 2020 Refunding Series 2021A, 3.000%, 8/01/39	8/31 at 100.00	AAA	3,774,365
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	804,570
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,336,088
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	AA-	65,723
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,636,306
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	3,047,725
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	3,042,725
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	344,230
745	5.000%, 5/15/26	5/25 at 100.00	BBB	819,738
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	Aa2	829,178
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	Aa3	2,491,676
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	566,265
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	Aa3	1,157,180
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	Aa3	2,315,320
1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	Aa3	1,325,986
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	408,369
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29 (Pre-refunded 12/01/23)	12/23 at 100.00	B+ (5)	2,151,444
	Ontario International Airport Authority, California, Revenue Bonds, Series 2021B:
500	4.000%, 5/15/37 – AGM Insured (AMT)	5/31 at 100.00	AA	568,455
475	4.000%, 5/15/38 – AGM Insured (AMT)	5/31 at 100.00	AA	538,940
565	4.000%, 5/15/39 – AGM Insured (AMT)	5/31 at 100.00	AA	640,043
150	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2012C, 4.250%, 8/01/52 (Pre-refunded 8/01/22)	8/22 at 100.00	A1 (5)	152,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
$ 1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	$1,130,386
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,324,720
1,215	Sacramento Area Flood Control Agency, California, Special Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,329,781
	Sacramento Regional Transit District, California, Revenue Bonds, Refunding Series 2021A:
1,000	4.000%, 3/01/40	3/31 at 100.00	A2	1,151,940
1,050	4.000%, 3/01/41	3/31 at 100.00	A2	1,207,721
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	688,579
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,440,104
295	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	325,010
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	1,159,460
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	579,755
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
2,000	5.000%, 7/01/34 (AMT)	7/29 at 100.00	A+	2,389,060
1,000	5.000%, 7/01/35 (AMT)	7/29 at 100.00	A+	1,190,830
1,000	5.000%, 7/01/36 (AMT)	7/29 at 100.00	A+	1,186,750
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A1	11,831,501
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,476,262
2,000	State of California, 4.000%, 10/01/37 (UB) (4)	4/31 at 100.00	N/R	2,320,640
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
585	5.000%, 1/01/25	No Opt. Call	BBB	643,787
1,110	5.000%, 1/01/26	No Opt. Call	BBB	1,254,056
530	5.000%, 1/01/28	No Opt. Call	BBB	626,608
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,143,320
128,420	Total California			147,713,260
	Colorado – 4.3%
640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	721,299
1,000	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021, 4.375%, 12/01/52	12/26 at 103.00	N/R	978,910

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	$1,485,113
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,370,169
	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020:
600	4.000%, 12/01/35 – AGM Insured	12/30 at 100.00	AA	695,010
780	4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	878,405
520	Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2021, 5.000%, 12/01/41	9/26 at 103.00	N/R	538,720
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,138,130
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,509,510
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	533,210
1,250	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, DSST Northeast Campus Project, Series 2021, 3.000%, 8/01/41	8/31 at 100.00	Aa3	1,277,175
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	304,797
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pinnacle Charter School, Refunding & Improvement Series 2021A:
1,370	4.000%, 12/01/36	12/30 at 100.00	A+	1,564,855
1,670	4.000%, 12/01/41	12/30 at 100.00	A+	1,887,334
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020, 4.000%, 10/01/35	10/30 at 100.00	A-	900,928
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,390,718
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,626,430
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	4,223,695
520	4.000%, 8/01/37	8/29 at 100.00	BBB+	577,907
575	4.000%, 8/01/38	8/29 at 100.00	BBB+	636,295
400	4.000%, 8/01/44	8/29 at 100.00	BBB+	437,068
550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	647,169
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39	8/29 at 100.00	BBB+	827,782
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,681,401
1,225	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 5.000%, 11/01/30	11/29 at 100.00	AA-	1,513,904

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 19.710%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	$1,329,040
900	Colorado Science and Technology Park Metropolitan District No.1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	956,718
630	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2020R, 4.000%, 3/15/41	3/30 at 100.00	Aa2	719,498
	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquarters Facilities, Refunding Series 2020:
1,000	4.000%, 6/15/39	6/30 at 100.00	Aa2	1,141,330
1,320	4.000%, 6/15/40	6/30 at 100.00	Aa2	1,504,048
1,765	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/37	12/30 at 100.00	Aa2	2,035,045
2,500	Colorado State, Certificates of Participation, Rural Series 2021A, 5.000%, 12/15/34	12/31 at 100.00	Aa2	3,215,675
140	Costilla County School District R-30 Sierra Grande, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/26	No Opt. Call	Aa2	162,954
4,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/38 (AMT)	12/28 at 100.00	A+	4,727,240
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,416,266
2,985	Groundwater Management Subdistrict, Adams, Morgan and Weld Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.000%, 12/01/40 – BAM Insured	12/31 at 100.00	AA	3,509,793
	Gunnison County, Colorado, Certificates of Participation, Series 2020B:
310	5.000%, 12/01/30	No Opt. Call	Aa3	388,114
200	5.000%, 12/01/31	12/30 at 100.00	Aa3	249,648
500	Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	12/26 at 103.00	N/R	506,915
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,510,387
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,040,208
600	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A, 4.000%, 12/01/41 – AGM Insured	12/31 at 100.00	AA	673,626
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,319,422
1,270	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33	No Opt. Call	A-	1,506,766
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32 (Pre-refunded 11/01/22)	11/22 at 100.00	AA+ (5)	3,430,423
595	Sorrel Ranch Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020, 4.000%, 12/01/31 – AGM Insured	12/30 at 100.00	AA	694,609
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/41	3/26 at 103.00	N/R	1,086,190

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	$ 1,263,450
61,840	Total Colorado			71,733,299
	Connecticut – 1.9%
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/46	7/31 at 100.00	N/R	1,125,210
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	578,245
410	5.000%, 7/01/37	7/27 at 100.00	A	473,718
	Connecticut State Health & Educational Facilities Authority:
5,000	3.000%, 7/01/39 (UB) (4)	7/31 at 100.00	N/R	5,167,750
2,275	4.000%, 7/01/40 (UB) (4)	7/31 at 100.00	N/R	2,609,152
	Connecticut State, General Obligation Bonds, Series 2021A:
4,000	3.000%, 1/15/35	1/31 at 100.00	Aa3	4,215,400
8,200	3.000%, 1/15/37	1/31 at 100.00	Aa3	8,594,174
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,715,715
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,300,019
29,350	Total Connecticut			31,779,383
	Delaware – 0.2%
515	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc. Project, Series 2019A, 4.000%, 8/01/29	No Opt. Call	BBB-	542,176
340	Delaware Economic Development Authority, Delaware, Revenue Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA Academy Project, Series 2022A, 4.000%, 6/01/42	6/32 at 100.00	N/R	359,152
290	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	297,485
540	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2021, 4.000%, 9/01/41	9/31 at 100.00	BBB+	600,907
700	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2021, 4.000%, 1/01/40	1/32 at 100.00	N/R	816,487
2,385	Total Delaware			2,616,207
	District of Columbia – 3.1%
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,273,740
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,338,960
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	5,940,200
1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,145,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	$1,132,920
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A, 4.000%, 3/01/40 (UB) (4)	9/29 at 100.00	AAA	5,730,750
	District of Columbia, Income Tax Secured Revenue Bonds, Series 2020C:
3,110	4.000%, 5/01/40	5/30 at 100.00	AAA	3,583,466
5,000	4.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AAA	5,708,950
	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,068,210
1,000	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,068,210
575	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	614,221
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A-	5,768,800
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,296,940
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,296,940
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	295,298
250	5.000%, 7/01/29	No Opt. Call	BBB+	300,697
1,250	4.000%, 7/01/44	7/29 at 100.00	BBB+	1,362,000
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 – AGM Insured (WI/DD, Settling 2/16/22)	10/31 at 100.00	N/R	7,797,300
600	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/36 (AMT)	10/28 at 100.00	Aa3	714,456
45,035	Total District of Columbia			51,437,708
	Florida – 9.8%
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock at the University of Florida, Inc. Project, Series 2021:
325	4.000%, 10/01/30	10/27 at 103.00	BBB	359,791
800	4.000%, 10/01/40	10/27 at 103.00	BBB	866,456
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	782,610
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	5,868,550
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A1	2,249,820
	Broward County, Florida, Airport System Revenue Bonds, Series 2019A:
2,750	5.000%, 10/01/37 (AMT)	10/29 at 100.00	A1	3,303,135
1,750	5.000%, 10/01/39 (AMT)	10/29 at 100.00	A1	2,095,730

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,425	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1, 5.000%, 10/01/30	No Opt. Call	Baa3	$1,711,981
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,359,144
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2021A:
250	4.000%, 10/01/41 (AMT), 144A	10/31 at 100.00	N/R	259,988
110	4.000%, 10/01/51 (AMT), 144A	10/31 at 100.00	N/R	112,988
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,384,389
500	Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series 2020, 5.000%, 12/01/32	12/29 at 100.00	AA+	626,290
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,482,532
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,587,271
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,204,550
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,492,836
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,460,736
	Florida Atlantic University FAU Finance Corporation, Capital Improvement Revenue Bonds, Student Housing Project, Series 2019B:
2,495	4.000%, 7/01/37	7/29 at 100.00	A1	2,800,637
2,295	4.000%, 7/01/38	7/29 at 100.00	A1	2,571,846
340	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	352,400
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	188,255
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	424,151
1,700	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Imagine School at Broward Project, Series 2021A, 4.000%, 12/15/51, 144A	12/29 at 100.00	N/R	1,749,317
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	189,876
2,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	2,173,100
4,525	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	3/22 at 103.00	N/R	4,590,386
750	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health - Jacksonville Project, Series 2022A, 4.000%, 2/01/41 – AGM Insured	2/32 at 100.00	N/R	844,837
560	Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility System, Refunding Series 2019, 5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	694,714
1,000	Florida Gulf Coast University Financing Corporation, Capital Improvement Revenue Bonds, Refunding Housing Project, Series 2019A, 3.000%, 2/01/39	2/30 at 100.00	A+	1,031,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida State Board of Governors, Dormitory Revenue Bonds, Florida International University, Refunding Series 2021A:
$ 1,200	2.000%, 7/01/38 – BAM Insured	7/31 at 100.00	AA	$1,120,272
1,080	2.000%, 7/01/40 – BAM Insured	7/31 at 100.00	AA	994,788
1,385	2.000%, 7/01/41 – BAM Insured	7/31 at 100.00	AA	1,261,223
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,892,962
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A:
2,560	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	2,943,642
4,000	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	4,789,160
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A:
1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A1	1,177,387
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A1	466,436
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	851,644
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A1	3,202,500
10,535	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	A	11,688,899
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	1,231,001
1,650	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	1,917,943
725	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/39	11/29 at 100.00	A	808,397
1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,008,340
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	1,215,483
605	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	696,549
1,225	Lee County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/30	10/29 at 100.00	Aa2	1,534,447
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,198,555
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,537,400

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
$ 850	5.000%, 11/15/23	No Opt. Call	A-	$909,372
250	5.000%, 11/15/26	11/24 at 100.00	A-	275,243
375	5.000%, 11/15/27	11/24 at 100.00	A-	412,942
500	5.000%, 11/15/28	11/24 at 100.00	A-	550,570
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	984,699
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,006,029
500	5.000%, 10/01/30	10/24 at 100.00	A-	546,640
1,800	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30 (Pre-refunded 3/01/23), 144A	3/23 at 100.00	N/R (5)	1,881,702
4,870	Miami-Dade County Health Facilities Authority, Florida, Variety Children's Hospital Obligated Group Project, Series 2021A, 4.000%, 8/01/42 (UB) (4)	8/31 at 100.00	A+	5,574,397
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A2 (5)	725,508
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A2	1,245,623
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,155,190
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	4,713,440
8,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/41 – AGM Insured (AMT)	10/31 at 100.00	AA	8,996,160
1,400	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 4.000%, 10/01/44	4/31 at 100.00	AA-	1,613,094
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,548,747
1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,177,750
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
400	5.000%, 10/01/35	10/29 at 100.00	BBB+	480,304
250	5.000%, 10/01/36	10/29 at 100.00	BBB+	299,465
250	5.000%, 10/01/38	10/29 at 100.00	BBB+	298,432
250	5.000%, 10/01/39	10/29 at 100.00	BBB+	297,753
495	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 5.000%, 8/15/27	No Opt. Call	AA-	587,397
2,000	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2018B, 5.000%, 5/15/33	5/27 at 100.00	N/R	2,249,220
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	476,807
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	590,724

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	$1,016,251
1,360	Saint Petersburg, Florida, Public Utility Revenue Bonds, Series 2021A, 4.000%, 10/01/41	4/31 at 100.00	Aa2	1,591,839
	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A:
265	4.000%, 6/15/30, 144A	No Opt. Call	Ba1	293,156
280	4.000%, 6/15/31, 144A	No Opt. Call	Ba1	310,436
	South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016:
65	5.000%, 5/01/23	No Opt. Call	AA	68,425
2,000	4.000%, 5/01/33	5/26 at 100.00	AA	2,179,460
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	534,020
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,532,779
1,100	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39	9/30 at 70.57	A+	604,549
	Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Series 2020A:
1,500	4.000%, 10/01/44 (UB) (4)	10/30 at 100.00	AAA	1,733,655
6,000	4.000%, 10/01/48 (UB) (4)	10/30 at 100.00	AAA	6,878,340
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	9,986
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (7)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40	3/22 at 100.00	N/R	20,059
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	3/22 at 100.00	N/R	11,864
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	3/22 at 100.00	N/R	—
1,500	Village Community Development District 13, Wildwood, Florida, Special Assessment Revenue Bonds, Series 2021, 2.850%, 5/01/36	5/29 at 100.00	N/R	1,466,970
	Wildwood Utility Dependent District, Florida, Revenue Bonds, South Sumter Utility Project, Series 2021:
750	5.000%, 10/01/36 – BAM Insured	10/31 at 100.00	AA	930,082
1,000	5.000%, 10/01/41 – BAM Insured	10/31 at 100.00	AA	1,227,050
1,250	5.000%, 10/01/46 – BAM Insured	10/31 at 100.00	AA	1,516,900
144,110	Total Florida			161,880,313
	Georgia – 1.2%
5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	Aa3	5,569,400
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 22.565%, 3/01/23, 144A (IF) (4)	1/30 at 0.00	Aa2	350,051

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc. Project, Series 2019A:
$ 1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	$1,496,588
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	4,072,511
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,770,608
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,599,765
100	Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health Care System Inc., Series 2012A, 3.000%, 8/15/25	8/22 at 100.00	AA-	100,948
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	616,224
675	2.350%, 12/01/27	No Opt. Call	AAA	694,906
1,315	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 7/01/52 (Mandatory Put 9/01/27)	6/27 at 100.65	AA-	1,473,786
1,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2021, 4.000%, 4/01/39	4/31 at 100.00	AA-	1,276,901
17,800	Total Georgia			20,021,688
	Hawaii – 1.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300	4.000%, 1/01/25	No Opt. Call	BBB+	318,177
500	4.000%, 1/01/26	No Opt. Call	BBB+	538,085
665	4.000%, 1/01/27	No Opt. Call	BBB+	725,076
350	4.000%, 1/01/28	No Opt. Call	BBB+	385,721
360	4.000%, 1/01/29	No Opt. Call	BBB+	400,302
250	4.000%, 1/01/30	No Opt. Call	BBB+	280,145
275	4.000%, 1/01/31	1/30 at 100.00	BBB+	306,680
270	4.000%, 1/01/32	1/30 at 100.00	BBB+	299,897
200	4.000%, 1/01/33	1/30 at 100.00	BBB+	222,006
1,600	Hawaii Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013, 5.000%, 8/01/28 (AMT)	8/23 at 100.00	A	1,685,600
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	A+	2,207,700
8,800	Hawaii State, Airport System Revenue Bonds, Taxable Series 2020A, 5.000%, 7/01/34 (AMT)	7/30 at 100.00	A+	10,707,664
2,000	Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37	1/29 at 100.00	AA+	2,436,060
500	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2021A, 3.000%, 7/01/41	7/31 at 100.00	AAA	532,150
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,238,560
20,070	Total Hawaii			23,283,823

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.9%
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
$ 575	5.000%, 4/01/38	4/28 at 100.00	Aa3	$681,300
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	710,148
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	548,390
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,095,030
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,285,561
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,220,380
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	912,713
3,000	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	2,886,990
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,480,963
710	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2021A, 4.000%, 3/01/39	3/32 at 100.00	A	814,881
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	977,943
100	Idaho State University, General Revenue Bonds, Refunding Series 2016, 5.000%, 4/01/23	No Opt. Call	A1	104,604
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,094,867
13,510	Total Idaho			14,813,770
	Illinois – 5.2%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	Baa2	937,167
1,395	4.000%, 12/01/23	No Opt. Call	Baa2	1,447,550
1,000	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Refunding Series 2021A, 4.000%, 4/01/40 – BAM Insured	4/31 at 100.00	AA	1,126,590
1,985	Champaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34	1/28 at 100.00	AA	2,370,884
570	Chicago Heights, Illinois, General Obligation Bonds, Series 2021, 4.000%, 12/01/28 – BAM Insured	No Opt. Call	N/R	633,002
662	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	2/22 at 100.00	N/R	662,528
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,140,900
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,196,620

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
$ 725	5.000%, 12/01/38	12/29 at 100.00	AA+	$892,779
760	5.000%, 12/01/39	12/29 at 100.00	AA+	927,816
795	5.000%, 12/01/40	12/29 at 100.00	AA+	966,474
770	5.000%, 12/01/41	12/29 at 100.00	AA+	936,112
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
930	5.000%, 12/01/38	12/29 at 100.00	AA+	1,149,043
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,204,642
6,415	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA+	7,741,173
100	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 5.000%, 5/15/25	No Opt. Call	A	111,954
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
875	5.000%, 10/01/34	10/30 at 100.00	BBB+	1,072,444
750	5.000%, 10/01/35	10/30 at 100.00	BBB+	918,150
115	Illinois Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community Unit School District 205 Project, Series 2019, 5.000%, 1/01/29	1/28 at 100.00	AA+	138,181
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
145	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	N/R	161,907
900	5.000%, 5/01/45 (Pre-refunded 5/01/25) (UB) (4)	5/25 at 100.00	AA (5)	1,006,461
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,665,560
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 17.692%, 9/01/32, 144A (IF) (4)	9/22 at 100.00	AA+	396,641
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	5,014,125
	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A:
100	5.000%, 1/01/23	No Opt. Call	A	103,887
3,000	5.000%, 1/01/36	1/27 at 100.00	A	3,421,080
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	AA-	5,458,300
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
170	5.000%, 7/15/22	No Opt. Call	AA+	173,490
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,706,696
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,689,990
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	530,736
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,079,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 220	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23	No Opt. Call	A3	$233,240
5,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 4.000%, 8/15/39	8/31 at 100.00	AA-	5,776,950
830	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26	No Opt. Call	Baa3	928,131
4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	5,918,440
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	819,404
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa3	2,734,573
570	Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series 2019B, 3.000%, 12/01/37	12/26 at 100.00	AA+	597,451
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
1,300	4.000%, 10/01/38 – BAM Insured	4/31 at 100.00	AA	1,478,659
850	4.000%, 10/01/39 – BAM Insured	4/31 at 100.00	AA	965,311
400	4.000%, 10/01/41 – BAM Insured	4/31 at 100.00	AA	452,760
1,000	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB	1,080,440
150	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2013A, 4.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa1 (5)	154,261
	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2020A:
610	4.000%, 12/01/29	12/28 at 100.00	Aa1	707,472
535	4.000%, 12/01/31	12/28 at 100.00	Aa1	617,802
425	Saint Charles, Illinois, General Obligation Bonds, Refunding Corporate Purpose Series 2020B, 4.000%, 12/01/29	12/28 at 100.00	Aa1	492,911
700	Sangamon County, Illinois, General Obligation Bonds, Limited Tax Series 2021, 3.000%, 12/15/37 – BAM Insured	12/29 at 100.00	N/R	723,835
	Stephenson County School District 145, Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A:
140	5.000%, 2/01/34 – AGM Insured (Pre-refunded 2/01/28)	2/28 at 100.00	AA (5)	167,758
610	5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	728,242
100	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	A+	107,206
50	University of Illinois, UIC South Campus Development Project Revenue Bonds, Series 2003, 5.000%, 1/15/23 – NPFG Insured	3/22 at 100.00	A+	50,185
4,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	4,553,840
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,023,350
74,597	Total Illinois			85,294,673

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 5.9%
$ 5,195	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C, 5.500%, 7/10/39	1/31 at 100.00	AA+	$6,658,899
2,000	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2021, 5.000%, 7/15/35	1/31 at 100.00	N/R	2,508,780
1,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,062,790
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
565	5.000%, 1/15/26	No Opt. Call	AA+	641,964
580	5.000%, 7/15/26	No Opt. Call	AA+	667,342
590	5.000%, 1/15/27	No Opt. Call	AA+	686,972
605	5.000%, 7/15/27	No Opt. Call	AA+	712,067
620	5.000%, 1/15/28	No Opt. Call	AA+	737,434
635	5.000%, 7/15/28	No Opt. Call	AA+	762,483
655	5.000%, 1/15/29	No Opt. Call	AA+	793,958
670	5.000%, 7/15/29	No Opt. Call	AA+	819,872
685	5.000%, 1/15/30	7/29 at 100.00	AA+	843,906
405	5.000%, 7/15/30	7/29 at 100.00	AA+	498,948
720	5.000%, 1/15/31	7/29 at 100.00	AA+	884,772
740	5.000%, 7/15/31	7/29 at 100.00	AA+	909,386
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700	5.000%, 7/15/35	1/28 at 100.00	AA+	826,903
795	5.000%, 7/15/36	1/28 at 100.00	AA+	936,947
500	5.000%, 7/15/37	1/28 at 100.00	AA+	589,005
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,175,800
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	600,757
425	5.000%, 2/01/27	2/24 at 100.00	A-	455,957
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,327,711
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,626,399
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2021:
1,610	4.000%, 2/01/42	8/31 at 100.00	A-	1,823,776
1,675	4.000%, 2/01/43	8/31 at 100.00	A-	1,892,717
2,420	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa1	2,839,580
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A2	4,388,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 250	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37	4/26 at 100.00	Baa3	$276,020
850	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	942,072
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,422,468
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,299,120
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	2,070,417
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,171,322
800	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/36	10/31 at 100.00	AA-	940,352
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,273,268
	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C:
1,240	5.000%, 1/01/27	7/26 at 100.00	A+	1,435,672
1,420	5.000%, 1/01/38	7/26 at 100.00	A+	1,629,606
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,061,980
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	789,086
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	5,894,000
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	1,939,649
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa3	402,904
1,000	Lawrence Township School Building Corporation, Indiana, First Mortgage Bonds, Series 2020, 2.000%, 7/15/34	7/30 at 100.00	AA+	947,690
2,240	Lawrenceburg Multi-School Building Corporation, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021, 4.000%, 7/15/39	7/31 at 100.00	AA+	2,601,939
720	Noblesville Multi School Building Corporation, Hamilton County, Indiana, First Mortgage Revenue Bonds, Series 2021, 3.000%, 7/15/37	7/29 at 100.00	AA+	759,895
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,722,700
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,840,790
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	1,985,487
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,359,245

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
$ 500	5.000%, 1/01/28	1/25 at 100.00	A	$549,045
815	5.000%, 1/01/29	1/25 at 100.00	A	893,721
	Silver Creek School Building Corporation, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021:
1,300	3.000%, 1/15/36	7/31 at 100.00	AA+	1,393,678
725	3.000%, 1/15/37	7/31 at 100.00	AA+	773,611
	Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds, Series 2021:
1,200	3.000%, 7/15/39	1/31 at 100.00	AA+	1,277,028
1,250	3.000%, 7/15/40	1/31 at 100.00	AA+	1,327,813
500	3.000%, 1/15/41	1/31 at 100.00	AA+	530,315
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590	5.000%, 7/15/37	1/30 at 100.00	AA+	1,939,084
3,300	5.000%, 7/15/38	1/30 at 100.00	AA+	4,017,552
1,710	5.000%, 1/15/39	1/30 at 100.00	AA+	2,079,001
83,630	Total Indiana			98,220,115
	Iowa – 0.5%
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
1,000	4.000%, 6/01/34	6/31 at 100.00	N/R	1,161,720
1,000	4.000%, 6/01/35	6/31 at 100.00	N/R	1,158,650
800	4.000%, 6/01/36	6/31 at 100.00	A-	924,064
1,410	4.000%, 6/01/37	6/31 at 100.00	A-	1,623,502
800	4.000%, 6/01/38	6/31 at 100.00	A-	918,664
1,000	4.000%, 6/01/39	6/31 at 100.00	A-	1,145,610
1,000	4.000%, 6/01/40	6/31 at 100.00	A-	1,142,900
7,010	Total Iowa			8,075,110
	Kansas – 1.0%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Ba1	1,173,631
4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	4,709,160
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	231,648
1,250	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2021C, 4.125%, 5/01/22	No Opt. Call	N/R	1,255,575
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,597,637

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 1,495	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31	9/27 at 100.00	AA	$1,684,088
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,242,100
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33	3/30 at 100.00	AA-	3,347,866
14,815	Total Kansas			17,241,705
	Kentucky – 0.5%
775	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	760,136
375	Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional Healthcare Project, Series 2021, 3.000%, 7/01/46	7/31 at 100.00	A	378,716
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa2	854,168
1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	1,162,406
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2020A:
1,315	4.000%, 9/01/29 – AGM Insured	9/28 at 100.00	AA	1,504,281
1,415	2.000%, 9/01/32 – AGM Insured	9/28 at 100.00	AA	1,363,819
1,525	2.125%, 9/01/34 – AGM Insured	9/28 at 100.00	AA	1,477,847
7,335	Total Kentucky			7,501,373
	Louisiana – 1.9%
1,850	Ascension Parishwide School District, Louisiana, General Obligation Bonds, School Series 2020, 4.000%, 3/01/39	3/30 at 100.00	AA	2,138,840
	Cameron Parish School District 15, Louisiana, General Obligation Bonds, Series 2021:
350	4.000%, 10/01/34	10/30 at 100.00	BBB	379,487
350	4.000%, 10/01/35	10/30 at 100.00	BBB	378,193
350	4.000%, 10/01/36	10/30 at 100.00	BBB	376,943
350	4.000%, 10/01/37	10/30 at 100.00	BBB	375,963
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,129,360
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	909,135
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,492,520
700	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities, Inc. Lewis Street Parking Garage Project, Refunding Series 2021, 4.000%, 10/01/40 – AGM Insured	10/30 at 100.00	AA	798,938
200	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	216,784
860	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Series 2021, 4.000%, 10/01/38	10/31 at 100.00	Baa1	964,172

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
$ 2,000	5.000%, 5/15/33	5/27 at 100.00	A	$2,311,240
2,000	5.000%, 5/15/34	5/27 at 100.00	A	2,307,980
2,640	5.000%, 5/15/35	5/27 at 100.00	A	3,042,230
100	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Refunding Series 2014, 5.000%, 7/01/22	No Opt. Call	A+	101,811
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A2	458,976
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A2	573,925
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A2	407,057
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000	5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,479,760
860	5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	995,072
2,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,041,460
	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021:
1,625	4.000%, 2/01/37	2/31 at 100.00	A-	1,845,529
1,720	4.000%, 2/01/39	2/31 at 100.00	A-	1,946,576
28,015	Total Louisiana			31,671,951
	Maine – 0.1%
1,155	Portland, Maine, General Airport Revenue Bonds, Refunding Green Series 2019, 4.000%, 1/01/40	1/30 at 100.00	BBB+	1,277,014
	Maryland – 1.4%
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	279,473
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (5)	1,310,508
625	5.000%, 7/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (5)	703,387
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB+	1,015,980
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,015,920
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A (5)	2,317,648
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,183,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 650	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A, 3.000%, 7/01/38	7/31 at 100.00	Aa2	$689,682
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,203,425
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,077,600
20,545	Total Maryland			23,797,003
	Massachusetts – 2.3%
4,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 4.000%, 7/01/39	7/31 at 100.00	AA	5,077,195
1,060	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2021A, 2.000%, 5/01/37	5/30 at 100.00	Aa2	960,604
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,853,921
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
350	5.000%, 7/01/38	7/31 at 100.00	A-	438,466
400	5.000%, 7/01/39	7/31 at 100.00	A-	500,320
	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Series 2021:
680	4.000%, 7/01/46	7/31 at 100.00	Baa2	748,354
2,355	4.000%, 7/01/51	7/31 at 100.00	Baa2	2,580,609
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,350	5.000%, 7/01/34	1/29 at 100.00	BBB+	1,599,034
1,255	5.000%, 7/01/36	1/29 at 100.00	BBB+	1,481,804
	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B:
1,060	5.000%, 7/01/36 (AMT)	7/31 at 100.00	Aa2	1,324,332
1,000	5.000%, 7/01/37 (AMT)	7/31 at 100.00	Aa2	1,248,460
3,500	Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	Aa2	4,263,175
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,198,737
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,121,670
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,619,187
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	4,876,680
32,475	Total Massachusetts			37,892,548
	Michigan – 2.3%
1,200	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/39	5/30 at 100.00	AA	1,386,948

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Coldwater Community Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
$ 510	5.000%, 5/01/41	5/28 at 100.00	AA	$606,722
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,449,177
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Refunding Series 2016:
5	5.000%, 5/15/26 (ETM)	No Opt. Call	N/R (5)	5,765
95	5.000%, 5/15/26	No Opt. Call	A2	109,396
335	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/36	4/31 at 100.00	N/R	378,068
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,188,640
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Calvin University, Refunding Series 2021:
505	5.000%, 9/01/36	9/31 at 100.00	A-	620,983
1,205	5.000%, 9/01/37	9/31 at 100.00	A-	1,479,812
385	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	346,912
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	4,517,907
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36	12/30 at 100.00	A-	1,152,390
1,000	Michigan Mathematics & Science Initiative, Michigan, Public School Academy Revenue Bonds, Series 2021, 4.000%, 1/01/41	1/31 at 100.00	BB+	1,076,870
810	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A, 4.000%, 5/15/40	5/30 at 100.00	Aa1	938,547
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
5,000	4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	5,699,550
1,300	4.000%, 11/15/45	11/30 at 100.00	AA+	1,481,883
5,100	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A, 5.000%, 11/15/35	11/31 at 100.00	AA+	6,547,023
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,121,794
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,204,520
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,233,926
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,115,289
2,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/33	3/24 at 100.00	A+	2,363,790
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,286,969
33,315	Total Michigan			38,312,881

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.6%
$ 4,580	Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A, 5.000%, 7/01/41	7/31 at 100.00	N/R	$4,977,361
710	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	733,302
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,186,786
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,246,864
790	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	787,527
9,130	Total Minnesota			9,931,840
	Mississippi – 0.6%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (5)	761,445
	Mississippi Development Bank, Special Obligation Bonds, Meridian Water and Sewer System, Green Series 2020:
350	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	401,450
500	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	572,535
2,500	4.000%, 7/01/45 – BAM Insured	7/30 at 100.00	AA	2,834,275
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,383,440
2,000	Mississippi State, General Obligation Bonds, Series 2021A, 3.000%, 6/01/40	6/30 at 100.00	AA	2,126,000
2,135	Mississippi State, General Obligation Bonds, Series 2021C, 4.000%, 10/01/38	10/28 at 100.00	N/R	2,430,719
9,370	Total Mississippi			10,509,864
	Missouri – 1.5%
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
585	3.000%, 3/01/40	3/29 at 100.00	AA-	613,601
500	3.000%, 3/01/41	3/29 at 100.00	AA-	523,795
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,195,450
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/38	7/31 at 100.00	AA	2,115,120
5,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50	6/30 at 100.00	A+	5,598,550
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/25 at 102.00	A+	539,780
5,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2021, 4.000%, 2/01/42	2/29 at 103.00	N/R	5,570,350

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
$ 250	4.000%, 12/01/35	12/25 at 100.00	AA+	$272,110
430	4.000%, 12/01/37	12/25 at 100.00	AA+	466,361
850	4.000%, 12/01/38	12/25 at 100.00	AA+	917,609
835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A2	1,006,417
269	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	3/22 at 100.00	N/R	141,814
1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,585,725
	Wentzville, Missouri, Certificates of Participation, Series 2019:
895	5.000%, 11/01/28	11/27 at 100.00	A3	1,060,011
590	5.000%, 11/01/30	11/27 at 100.00	A3	694,170
1,040	5.000%, 11/01/31	11/27 at 100.00	A3	1,220,513
1,090	5.000%, 11/01/32	11/27 at 100.00	A3	1,277,894
22,334	Total Missouri			24,799,270
	Montana – 0.6%
	Bozeman, Montana, Tax Increment Revenue Bonds, Bozeman Midtown Urban Renewal District, Series 2020:
500	4.000%, 7/01/35 – AGM Insured	7/30 at 100.00	AA	569,750
425	4.000%, 7/01/40 – AGM Insured	7/30 at 100.00	AA	481,053
510	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/23	No Opt. Call	A+	531,349
	Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
675	5.000%, 6/01/36	6/28 at 100.00	A	801,927
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,490,099
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,178,208
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,549,895
9,030	Total Montana			10,602,281
	Nebraska – 0.7%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,204,216
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,234,769
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,008,720
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,169,750
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,724,970

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	$582,425
600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	688,572
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,179,720
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,282,524
10,440	Total Nebraska			12,075,666
	Nevada – 1.0%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	583,740
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,151,930
115	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D, 5.000%, 7/01/25	No Opt. Call	Aa3	128,971
4,000	Clark County, Nevada, Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	4,449,120
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	Aa1	2,288,580
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,175	4.000%, 12/01/23	No Opt. Call	N/R	1,219,450
940	4.250%, 12/01/24	No Opt. Call	N/R	998,976
450	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24	No Opt. Call	N/R	462,294
2,425	Nevada System of Higher Education, Certificates of Participation, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	AA	2,470,445
	Nevada System of Higher Education, Universities Revenue Bonds, Series 2021:
1,255	3.000%, 7/01/40	7/31 at 100.00	Aa2	1,319,281
1,295	3.000%, 7/01/41	7/31 at 100.00	Aa2	1,359,154
15,160	Total Nevada			16,431,941
	New Hampshire – 0.4%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB+	588,056
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	BBB+	3,590,961
1,950	5.000%, 7/01/37	7/27 at 100.00	BBB+	2,223,994
750	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A, 4.000%, 10/01/37	4/31 at 100.00	AA-	862,808
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	190,165
6,585	Total New Hampshire			7,455,984

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 3.1%
$ 1,050	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A, 4.000%, 8/01/46 – BAM Insured	8/31 at 100.00	AA	$1,202,586
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
460	5.000%, 7/15/23	No Opt. Call	BBB-	483,975
485	5.000%, 7/15/24	No Opt. Call	BBB-	521,453
510	5.000%, 7/15/25	No Opt. Call	BBB-	560,781
535	5.000%, 7/15/26	No Opt. Call	BBB-	599,853
560	5.000%, 7/15/27	No Opt. Call	BBB-	638,669
3,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/34	11/29 at 100.00	Baa1	3,580,110
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	Baa1	1,117,040
1,465	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL, 5.000%, 6/15/44	12/29 at 100.00	Baa1	1,718,035
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Baa3	1,802,016
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Baa3	1,625,116
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Baa3	1,984,266
1,000	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	1,148,870
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	Baa1	5,877,650
1,500	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 4.000%, 6/01/30	No Opt. Call	A3	1,724,340
625	New Jersey State, General Obligation Bonds, Various Purpose Series 2014, 5.000%, 6/01/28	6/25 at 100.00	A3	696,862
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,558,069
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A, 5.000%, 6/15/34	12/31 at 100.00	N/R	4,929,160
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	Baa1	1,884,756
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	Baa1 (5)	269,420
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	Baa1	330,359
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	Baa1	347,523
645	5.000%, 6/15/36	6/23 at 100.00	Baa1	676,528
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	Baa1	225,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	Baa1	$1,087,250
2,145	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 5.000%, 6/15/37	12/30 at 100.00	Baa1	2,591,096
1,060	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 4.000%, 6/15/36	6/31 at 100.00	Baa1	1,184,561
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/32	1/27 at 100.00	A+	2,329,640
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
194	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	N/R	208,786
116	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+	124,669
900	Newark, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2020A, 5.000%, 10/01/27 – AGM Insured	No Opt. Call	AA	1,055,016
	Passaic County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bond, Patterson City Board of Education Project, Green Series 2020:
500	3.000%, 2/01/39	2/30 at 100.00	Aa1	530,475
1,055	3.000%, 2/01/40	2/30 at 100.00	Aa1	1,117,456
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	2,404,374
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,485,302
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,424,762
45,590	Total New Jersey			52,045,844
	New Mexico – 0.3%
850	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 5.000%, 7/01/38	7/30 at 100.00	AA	1,059,542
1,000	Las Cruces, New Mexico, Utility Revenue Bonds, Improvement Series 2018, 4.000%, 6/01/32	6/26 at 100.00	Aa3	1,093,330
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA (5)	2,945,174
4,730	Total New Mexico			5,098,046
	New York – 5.3%
	Build New York City Resource Corporation, New York, Revenue Bonds, Academic Leadership Charter School, Series 2021:
310	4.000%, 6/15/26	No Opt. Call	BBB-	338,046
300	4.000%, 6/15/28	No Opt. Call	BBB-	334,680
250	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A, 4.000%, 6/01/31, 144A	6/29 at 100.00	N/R	264,813
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	1,951,162
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	1,952,125

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured	3/30 at 100.00	AA	$3,026,760
250	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019A, 5.000%, 5/01/30	5/29 at 100.00	A-	302,540
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
2,670	4.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	2,956,064
2,670	4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A	2,952,673
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	349,620
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	763,612
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,432,217
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa3	5,209,560
320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	424,397
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	473,134
1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,578,559
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,119,560
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,365,120
150	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015B, 5.000%, 11/15/33	5/25 at 100.00	A3	164,361
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,071,649
1,500	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 5.000%, 12/01/31	12/30 at 100.00	BBB+	1,862,730
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	2/22 at 100.00	CCC+	2,573,125
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,371,816
370	5.000%, 7/01/32	7/25 at 100.00	BBB	407,377
1,020	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%, 1/01/39 – AGM Insured	1/31 at 100.00	AA	1,055,068
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,132,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	$5,766,900
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	5,618,550
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,444,390
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	2,857,100
775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	AA	889,801
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	AA	6,075,600
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016B:
540	5.000%, 6/01/29	6/26 at 100.00	A	612,711
250	5.000%, 6/01/31	6/26 at 100.00	A-	282,163
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,054,448
1,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 3.000%, 2/15/42	2/30 at 100.00	N/R	1,188,732
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42	6/27 at 100.00	AAA	3,485,820
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA (5)	609,110
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA (5)	1,358,510
100	New York State Thruway Authority, General Revenue Bonds, Series 2014J, 5.000%, 1/01/23	No Opt. Call	A1	103,962
1,065	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,112,009
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	615,206
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	645,712
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	930,436
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	Aa3	1,804,482
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019., 5.000%, 6/01/31	6/26 at 100.00	Ba1	667,428
100	Suffolk County, New York, General Obligation Bonds, Public Improvement Series 2018A, 5.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	114,973

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	$303,885
2,895	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54	11/30 at 100.00	AA-	3,513,227
3,000	Westchester County, New York, General Obligation Bonds, Series 2021A, 3.000%, 10/15/31	10/29 at 100.00	N/R	3,299,940
465	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/54	10/29 at 100.00	N/R	518,694
77,260	Total New York			87,307,400
	North Carolina – 2.2%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,157,850
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,157,340
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,076,606
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,132,855
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,190,412
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,578,209
	New Hanover County, North Carolina, Limited Obligation Bonds, New Hanover County Financing Corporation, Series 2021:
1,635	4.000%, 8/01/33	8/31 at 100.00	AA+	1,948,577
1,635	4.000%, 8/01/34	8/31 at 100.00	AA+	1,946,255
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
125	5.000%, 10/01/41 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	142,156
1,020	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	1,159,995
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,018,950
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,528,425
3,155	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49 (UB) (4)	1/30 at 100.00	AA-	3,481,795
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A:
305	5.000%, 3/01/28	No Opt. Call	N/R	350,915
2,500	4.000%, 3/01/51	3/28 at 103.00	N/R	2,624,250
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 103.00	BBB (5)	822,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	$1,142,140
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	4,164,055
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	1,283,604
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	2,023,770
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,312,775
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/33 (AMT)	5/30 at 100.00	Aa3	607,865
31,510	Total North Carolina			35,850,814
	North Dakota – 0.4%
1,190	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021, 4.000%, 12/01/37	12/31 at 100.00	Baa2	1,359,182
	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021:
490	3.000%, 5/01/35	5/27 at 100.00	Baa2	498,477
2,320	3.000%, 5/01/41	5/27 at 100.00	Baa2	2,338,073
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,539,311
1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	1,718,442
6,850	Total North Dakota			7,453,485
	Ohio – 3.1%
	Bethel Local School District, Miami County, Ohio, Certificates of Participation, Series 2020:
500	4.000%, 12/01/32 – BAM Insured	6/28 at 100.00	AA	565,830
1,000	4.000%, 12/01/36 – BAM Insured	6/28 at 100.00	AA	1,128,030
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
975	4.000%, 6/01/37	6/30 at 100.00	A-	1,104,636
945	4.000%, 6/01/38	6/30 at 100.00	A-	1,067,349
945	4.000%, 6/01/39	6/30 at 100.00	A-	1,063,843
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	1,388,771
3,045	5.000%, 12/01/43 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	3,215,824
2,920	Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 4.000%, 12/01/34	12/29 at 100.00	AA+	3,390,149
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	122,449
335	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	357,850

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	$1,038,676
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,136,640
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,217,920
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,717,910
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,716,290
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49	No Opt. Call	AA	7,180,000
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	569,377
1,150	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	1,127,932
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	583,370
495	5.000%, 7/01/42	7/27 at 100.00	A	572,859
455	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/37	1/30 at 100.00	A3	540,895
2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	2,904,825
3,350	Ohio State, General Obligation Bonds, Common Schools Series 2019A, 5.000%, 6/15/35	6/29 at 100.00	AA+	4,131,990
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,441,064
2,450	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	3,016,146
2,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/39	12/29 at 100.00	AAA	3,092,950
2,245	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/44	12/29 at 100.00	A-	2,682,348
43,700	Total Ohio			52,075,923
	Oklahoma – 0.5%
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,338,360
2,170	Kingfisher Special Projects Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020, 4.000%, 3/01/28	No Opt. Call	A	2,445,373
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	585,155
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,550,032

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$ 800	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021, 4.000%, 9/01/33	9/31 at 100.00	N/R	$ 912,264
6,840	Total Oklahoma			7,831,184
	Oregon – 0.3%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,160,681
2,000	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/31	6/27 at 100.00	Aa1	2,365,460
150	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	7/22 at 100.00	N/R	151,488
1,060	Oregon State, General Obligation Bonds, Article XI-M Seismic Projects Series 2017C, 5.000%, 6/01/34	6/27 at 100.00	AA+	1,247,811
4,160	Total Oregon			4,925,440
	Pennsylvania – 3.7%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	667,362
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	114,546
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
650	5.000%, 11/01/24	No Opt. Call	BB-	696,716
710	5.000%, 11/01/29	11/27 at 100.00	BB-	779,637
50	5.000%, 11/01/37	11/27 at 100.00	BB-	53,791
160	4.000%, 11/01/47	11/27 at 100.00	BB-	158,838
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A:
1,300	5.000%, 11/01/40	5/22 at 100.00	BB-	1,307,462
1,155	5.000%, 11/01/44	5/22 at 100.00	BB-	1,161,329
835	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	834,791
2,595	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/41	9/30 at 100.00	AA	2,960,895
	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BB	1,880,165
1,760	5.000%, 6/01/37	6/25 at 102.00	BB	1,879,909
1,350	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,530,522
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26	No Opt. Call	AA	1,152,360
500	5.000%, 12/15/27	No Opt. Call	AA	588,175
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	576,180
500	5.000%, 12/15/27	No Opt. Call	AA	588,175

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	$4,277,088
1,125	Montgomery County Higher Education and Health Authority, Pennsylvania, Thomas Jefferson University Revenue Bonds, Series 2022B, 5.000%, 5/01/34	5/32 at 100.00	N/R	1,415,666
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,101,470
2,290	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,521,862
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
2,000	4.000%, 8/15/44 (UB) (4)	8/29 at 100.00	AA	2,268,040
3,000	4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	3,371,700
3,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2021B, 4.000%, 12/01/38	12/31 at 100.00	A+	3,453,270
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	555,120
5,385	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2019A, 5.000%, 12/01/38	12/29 at 100.00	A1	6,569,700
3,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/44	12/30 at 100.00	A	3,392,515
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,126,196
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	483,987
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A2	1,674,870
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A2	3,478,530
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	738,876
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	5,771,424
725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	823,237
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	651,431
53,945	Total Pennsylvania			61,605,835
	Rhode Island – 0.4%
1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	1,680,135

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
$ 1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	$1,687,455
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,467,916
5,200	Total Rhode Island			5,835,506
	South Carolina – 1.0%
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A1	1,218,000
800	5.000%, 7/01/37	7/29 at 100.00	A1	973,816
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,502,057
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
75	5.750%, 11/01/23 (ETM)	No Opt. Call	N/R (5)	79,499
180	7.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (5)	207,576
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (5)	882,332
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,364,065
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	526,752
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
825	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,010,592
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,826,606
	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Series 2020A:
1,000	5.000%, 4/15/33 – AGM Insured	4/30 at 100.00	AA	1,228,190
1,050	5.000%, 4/15/35 – AGM Insured	4/30 at 100.00	AA	1,286,859
13,505	Total South Carolina			16,106,344
	South Dakota – 0.3%
350	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/41	8/31 at 100.00	BBB-	379,687
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,170,310
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	AA-	3,208,783
4,115	Total South Dakota			4,758,780
	Tennessee – 0.8%
1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,152,350
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	1,627,458

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
$ 105	4.625%, 6/15/27, 144A (7)	No Opt. Call	N/R	$57,750
300	5.500%, 6/15/37, 144A (7)	6/27 at 100.00	N/R	165,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	952,516
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40 (Pre-refunded 7/01/23)	7/23 at 100.00	AA (5)	1,587,720
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A1	1,494,923
3,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	3,344,040
1,245	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (5)	1,415,328
11,550	Total Tennessee			12,797,085
	Texas – 16.1%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,818,837
2,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%, 8/15/41	8/31 at 100.00	Aaa	2,089,820
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	654,662
1,125	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,138,388
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	544,476
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BB+	549,870
500	5.000%, 1/01/33	1/27 at 100.00	BB+	548,450
	Austin, Texas, Airport System Revenue Bonds, Series 2017A:
890	5.000%, 11/15/35	11/26 at 100.00	A1	1,035,506
5,000	5.000%, 11/15/41	11/26 at 100.00	A1	5,793,000
5,000	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	5,713,450
2,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,421,520
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,557,536

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Brazoria County Municipal Utility District 28, Texas, General Obligation Bonds, Refunding Series 2021:
$ 285	3.000%, 9/01/26 – AGM Insured	No Opt. Call	AA	$303,052
910	2.000%, 9/01/27 – AGM Insured	9/26 at 100.00	AA	921,566
645	2.000%, 9/01/28 – AGM Insured	9/26 at 100.00	AA	649,999
985	2.000%, 9/01/29 – AGM Insured	9/26 at 100.00	AA	988,428
505	2.000%, 9/01/30 – AGM Insured	9/26 at 100.00	AA	504,864
520	2.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	515,523
360	2.000%, 9/01/32 – AGM Insured	9/26 at 100.00	AA	352,940
1,750	Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond, Refunding Limited Contract Tax & Subordinate Lien Series 2020, 5.000%, 3/01/49	3/27 at 100.00	AA+	2,007,705
1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (5)	1,896,631
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,360,439
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B:
900	5.000%, 1/01/38	1/31 at 100.00	A-	1,101,663
1,150	5.000%, 1/01/39	1/31 at 100.00	A-	1,405,587
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (5)	405,407
1,695	5.000%, 1/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (5)	1,908,790
50	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	50,768
150	Corpus Christi, Texas, General Obligation Bonds, General Improvement Series 2013, 5.000%, 3/01/27 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	156,975
4,120	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32	2/25 at 100.00	AAA	4,432,420
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41 (Pre-refunded 12/01/25)	12/25 at 100.00	AA+ (5)	6,096,774
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (Pre-refunded 11/01/22) (AMT)	11/22 at 100.00	A+ (5)	6,149,772
765	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	826,583
290	Galveston County Municipal Utility District 56, Texas, General Obligation Bonds, Series 2020, 4.500%, 12/01/25 – AGM Insured	No Opt. Call	AA	321,355
	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2019:
1,280	5.000%, 3/01/30	3/29 at 100.00	AA-	1,533,850
1,190	5.000%, 3/01/31	3/29 at 100.00	AA-	1,430,570
1,790	5.000%, 3/01/32	3/29 at 100.00	AA-	2,144,760

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2019A:
$ 350	4.000%, 3/01/34	3/30 at 100.00	AA-	$401,716
370	4.000%, 3/01/35	3/30 at 100.00	AA-	424,005
390	4.000%, 3/01/36	3/30 at 100.00	AA-	446,511
540	4.000%, 3/01/37	3/30 at 100.00	AA-	618,041
590	4.000%, 3/01/38	3/30 at 100.00	AA-	674,046
500	4.000%, 3/01/39	3/30 at 100.00	AA-	570,425
1,000	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA-	1,128,870
	Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System Revenue Bonds, Refunding Series 2021A:
1,250	3.000%, 3/01/37	3/31 at 100.00	AA-	1,308,763
1,330	4.000%, 3/01/38	3/31 at 100.00	AA-	1,534,847
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
4,165	4.000%, 10/01/45 (UB) (4)	4/30 at 100.00	A+	4,663,884
4,990	4.000%, 10/01/49	4/30 at 100.00	A+	5,544,838
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	6,011,150
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,059,735
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,364,894
9,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AAA	10,052,100
800	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A, 5.000%, 12/01/35 (WI/DD, Settling 2/10/22)	12/31 at 100.00	N/R	967,560
6,000	Highland Park Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33	2/25 at 100.00	Aaa	6,449,460
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A:
2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	3,106,582
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,367,860
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	2,072,542
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	1,972,209
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012A, 5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (5)	1,660,204
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2021A, 4.000%, 7/01/46 (AMT)	7/31 at 100.00	A1	2,199,300
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	2,986,159

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,500	Keller Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34 (Pre-refunded 2/15/25)	2/25 at 100.00	AAA (5)	$2,711,700
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	1,557,430
	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021:
350	3.000%, 9/01/38	9/31 at 100.00	BBB-	345,226
350	3.000%, 9/01/40	9/31 at 100.00	BBB-	342,220
4,220	3.000%, 9/01/44	9/31 at 100.00	BBB-	4,091,585
	Lazy Nine Municipal Utility District 1B, Travis County, Texas, General Obligation Water and Sewer Bonds, Series 2021A:
525	2.000%, 3/01/35 – AGM Insured	3/27 at 100.00	AA	458,105
530	2.000%, 3/01/37 – AGM Insured	3/27 at 100.00	AA	456,272
4,825	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46	2/28 at 100.00	AAA	5,710,773
1,695	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue Financing System Bonds, Refunding Series 2021, 3.000%, 2/15/36	2/31 at 100.00	AA	1,787,801
2,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (AMT)	11/25 at 100.00	A1	2,232,340
1,250	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021, 5.000%, 5/15/41	5/30 at 100.00	A+	1,530,887
2,550	Lubbock, Texas, Electric Light and Power Revenue Bonds, Series 2021, 4.000%, 4/15/39	4/30 at 100.00	A+	2,893,561
	Martin County Hospital District, Texas, General Obligation Bonds, Refunding Series 2021:
350	4.000%, 4/01/33	4/30 at 100.00	A3	385,483
350	4.000%, 4/01/35	4/30 at 100.00	A3	384,927
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	533,750
300	5.000%, 1/01/25	1/24 at 100.00	A	321,372
1,000	Montgomery County Municipal Utility District 47, Texas, Waterworks and Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29	10/25 at 100.00	Aa3	961,820
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,760,570
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,173,558
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	686,562
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,500	5.000%, 7/01/23	No Opt. Call	Caa1	1,290,000
750	5.000%, 7/01/30	7/25 at 100.00	Caa1	645,000

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	$3,246,742
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,278,836
2,120	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/38	12/29 at 100.00	AA-	2,451,356
	North Houston Development Corporation, Texas, Tax Increment Contract Revenue Bonds, Refunding Series 2019:
880	3.000%, 9/01/36 – AGM Insured	9/29 at 100.00	AA	891,132
1,000	3.000%, 9/01/37 – AGM Insured	9/29 at 100.00	AA	1,014,240
1,150	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,167,641
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (5)	3,455,040
1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	1,782,630
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A+	1,219,764
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A+	1,282,253
5,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien Series 2021, 4.000%, 10/01/39	4/32 at 100.00	N/R	5,867,350
1,000	San Antonio Education Facilities Corporation, Texas, Higher Education Revenue Bonds, University Incarnate Word Project, Refunding & Improvement Series 2021A, 4.000%, 4/01/41	4/31 at 100.00	Baa1	1,098,190
1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	1,653,165
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,194,441
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,055,549
3,975	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/40	12/29 at 100.00	AA	4,133,006
1,405	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30	No Opt. Call	A3	1,706,415
	Texas Municipal Power Agency, Revenue Bonds, Transmission System, Refunding Series 2021:
3,000	2.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	2,795,130
1,000	3.000%, 9/01/36 – AGM Insured	9/26 at 100.00	AA	1,047,430
	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
2,000	5.000%, 12/31/31	12/29 at 100.00	Baa2	2,436,800
3,185	5.000%, 12/31/34	12/29 at 100.00	Baa2	3,860,570
2,420	5.000%, 12/31/36	12/29 at 100.00	Baa2	2,923,578

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A, 4.000%, 12/31/32	12/30 at 100.00	Baa2	$1,140,520
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	366,939
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	496,369
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,343,628
3,955	Texas State, General Obligation Bonds, College Student Loan Series 2020A, 4.500%, 8/01/30 (AMT)	2/30 at 100.00	AAA	4,747,542
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	5,431,616
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	5,779,611
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,201,120
7,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	AAA	7,898,940
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (5)	1,362,080
1,140	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/29	8/24 at 100.00	A-	1,242,874
7,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34	10/25 at 100.00	AAA	7,647,360
1,250	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46	10/26 at 100.00	AAA	1,436,800
	Travis County Water Control and Improvement District 17, Steiner Ranch Defined Area, Texas, General Obligation Bonds, Refunding Series 2020:
1,250	3.000%, 5/01/28 – BAM Insured	No Opt. Call	AA	1,340,312
1,105	3.000%, 5/01/29 – BAM Insured	No Opt. Call	AA	1,187,897
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,284,960
1,185	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021, 3.000%, 9/01/38	9/31 at 100.00	Baa2	1,211,212
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,822,973
2,000	Viridian Municipal Management District, Texas, Unlimited Tax Revenue Bonds, Road Improvement Series 2021, 2.250%, 12/01/37 – AGM Insured	12/27 at 100.00	AA	1,778,580
1,070	Viridian Municipal Management District, Texas, Unlimited Tax Revenue Bonds, Utility Improvement Series 2021, 2.250%, 12/01/37 – AGM Insured	12/27 at 100.00	AA	951,540

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Washington County Junior College District, Texas, Combined Fee Revenue Bonds, Refunding Series 2020:
$ 1,700	5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	$2,091,068
1,775	5.000%, 10/01/30 – AGM Insured	No Opt. Call	AA	2,203,254
1,385	4.000%, 10/01/31 – AGM Insured	10/30 at 100.00	AA	1,592,113
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	904,720
238,435	Total Texas			266,203,865
	Utah – 1.6%
2,870	Emery County School District, Utah, General Obligation Bonds, Series 2021, 2.000%, 6/15/41	12/30 at 100.00	Aaa	2,575,337
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,510,781
1,955	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A	12/26 at 103.00	N/R	1,863,115
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	2,173,987
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	2,643,683
2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A	2,365,600
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Bridge Elementary Project, Series 2021A:
560	4.000%, 6/15/31, 144A	6/28 at 103.00	N/R	572,152
145	4.000%, 6/15/41, 144A	6/28 at 103.00	N/R	143,069
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	578,340
500	5.000%, 10/15/31	10/27 at 100.00	AA	577,470
	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2020:
250	4.000%, 4/15/29	No Opt. Call	Aa2	281,870
705	4.000%, 4/15/30	No Opt. Call	Aa2	802,523
760	4.000%, 4/15/32	4/30 at 100.00	Aa2	859,925
5,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 5.000%, 5/15/43 (UB) (4)	5/30 at 100.00	AA+	6,128,400
400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	421,348
750	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 4.000%, 10/15/38	4/31 at 100.00	BBB-	838,305
1,600	Weber Basin Water Conservancy District, Utah, Water Revenue Bonds, Series 2021A, 4.000%, 4/01/46	4/29 at 100.00	AAA	1,809,264
23,405	Total Utah			26,145,169

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont – 0.2%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
$ 1,270	5.000%, 12/01/37	6/26 at 100.00	A+	$1,441,831
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,701,600
2,770	Total Vermont			3,143,431
	Virginia – 1.2%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,231,087
3,375	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/36	4/26 at 100.00	AA+	3,538,586
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	2,215,220
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,510,838
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,243,690
2,135	Lynchburg, Virginia, General Obligation Bonds, Public Improvement, Series 2020, 5.000%, 8/01/28	No Opt. Call	AA+	2,606,984
1,005	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project, Refunding Series 2014, 5.375%, 1/01/35	1/25 at 100.00	N/R	1,077,400
475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	545,367
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,140,389
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	2,037,245
40	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012, 4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	40,686
17,060	Total Virginia			19,187,492
	Washington – 1.4%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720	5.000%, 12/01/44	12/28 at 100.00	Aa3	858,766
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,490,225
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,472,710
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa2	2,347,349
1,705	King County School District 415 Kent, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/38	12/29 at 100.00	Aaa	1,981,056
1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA	1,592,477

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,500	Pierce County School District 403, Bethel, Washington, General Obligation Bonds, Series 2019, 5.000%, 12/01/37	6/29 at 100.00	Aaa	$3,066,275
400	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/28	No Opt. Call	BBB+	484,284
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	2,316,440
	Washington State, Certificates of Participation, State & Local Agency Real & Personal Property Series 2020B:
2,100	5.000%, 7/01/39	7/30 at 100.00	Aa1	2,604,735
2,190	5.000%, 7/01/40	7/30 at 100.00	Aa1	2,711,921
19,140	Total Washington			22,926,238
	West Virginia – 0.6%
1,000	Marshall University, West Virginia, University Revenue Bonds, Refunding & Improvement Series 2020A, 3.000%, 5/01/46 – AGM Insured	5/30 at 100.00	AA	1,025,090
250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	271,155
1,035	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 4.000%, 6/01/51	6/28 at 100.00	N/R	1,132,124
2,545	West Virginia State, General Obligation Bonds, State Road Series 2019A, 5.000%, 6/01/41	6/29 at 100.00	Aa2	3,119,814
2,840	West Virginia State, General Obligation Bonds, State Road Series 2021A, 5.000%, 6/01/38	6/31 at 100.00	Aa2	3,598,933
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,360,588
8,920	Total West Virginia			10,507,704
	Wisconsin – 1.8%
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,950	5.000%, 6/01/38	6/30 at 100.00	A+	3,599,147
5,000	4.000%, 6/01/39	6/30 at 100.00	A+	5,650,700
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	1,916,592
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 17.694%, 4/01/38 (Pre-refunded 4/01/23), 144A (IF) (4)	4/23 at 100.00	AA- (5)	580,109
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,710,913
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	361,197
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (5)	2,174,825
700	5.000%, 9/01/29 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (5)	827,379
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	5,769,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hope Christian Schools Obligated Group, Series 2021:
$ 1,000	4.000%, 12/01/51	12/26 at 100.00	N/R	$1,022,000
1,000	4.000%, 12/01/56	12/26 at 100.00	N/R	1,017,470
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,697,113
100	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A	108,697
800	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2021C, 2.100%, 9/01/32	9/30 at 100.00	N/R	761,856
1,850	Wisconsin State, Transportation Revenue Bonds, Series 2021A, 3.000%, 7/01/41	7/30 at 100.00	AAA	1,988,361
26,750	Total Wisconsin			30,185,859
	Wyoming – 0.1%
1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured (Pre-refunded 1/01/27)	1/27 at 100.00	A2 (5)	1,172,840
$ 1,553,581	Total Long-Term Investments (cost $1,722,969,751)			1,763,310,388
	Floating Rate Obligations – (8.1)%			(133,455,000)
	Other Assets Less Liabilities – 1.6%			25,197,593
	Net Assets – 100%			$ 1,655,052,981
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2022
(Unaudited)

Assets
Long-term investments, at value (cost $1,722,969,751)	$1,763,310,388
Cash	19,644,358
Receivable for:
Interest	16,775,518
Investments sold	3,252,500
Reimbursement from Adviser	68,027
Shares sold	1,808,532
Other assets	113,869
Total assets	1,804,973,192
Liabilities
Floating rate obligations	133,455,000
Payable for:
Dividends	1,041,305
Interest	379,120
Investments purchased - regular settlement	1,425,533
Investments purchased - when-issued/delayed-delivery settlement	8,893,878
Shares redeemed	4,279,787
Accrued expenses:
Trustees fees	73,694
Other	371,894
Total liabilities	149,920,211
Commitments and contingencies (as disclosed in Note 8)
Net assets	$1,655,052,981
Shares outstanding	145,104,342
Net assets value ("NAV") per share	$ 11.41
Fund level net assets consist of:
Capital paid-in	$1,617,874,659
Total distributable earnings (loss)	37,178,322
Fund level net assets	$1,655,052,981
Authorized shares	Unlimited
Par value per share	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2022
(Unaudited)

Investment Income	$ 22,630,049
Expenses
Shareholder servicing agent fees	135,106
Interest expense	358,128
Custodian fees	87,798
Professional fees	62,282
Trustees fees	26,989
Shareholder reporting expenses	8,120
Federal and state registration fees	58,615
Other	13,971
Total expenses before fee waiver/expense reimbursement	751,009
Fee waiver/expense reimbursement	(402,397)
Net expenses	348,612
Net investment income (loss)	22,281,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	293,089
Change in net unrealized appreciation (depreciation) of investments	(77,483,461)
Net realized and unrealized gain (loss)	(77,190,372)
Net increase (decrease) in net assets from operations	$(54,908,935)
See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Unaudited Six Months Ended 1/31/22	Year Ended 7/31/21
Operations
Net investment income (loss)	$ 22,281,437	$ 41,524,230
Net realized gain (loss) from investments	293,089	2,220,950
Change in net unrealized appreciation (depreciation) of investments	(77,483,461)	29,773,634
Net increase (decrease) in net assets from operations	(54,908,935)	73,518,814
Distributions to Shareholders
Dividends	(22,438,166)	(41,655,713)
Decrease in net assets from distributions to shareholders	(22,438,166)	(41,655,713)
Fund Share Transactions
Proceeds from sale of shares	242,661,941	487,203,451
Proceeds from shares issued to shareholders due to reinvestment of distributions	16,215,214	29,181,377
	258,877,155	516,384,828
Cost of shares redeemed	(157,550,599)	(276,057,563)
Net increase (decrease) in net assets from Fund share transactions	101,326,556	240,327,265
Net increase (decrease) in net assets	23,979,455	272,190,366
Net assets at the beginning of period	1,631,073,526	1,358,883,160
Net assets at the end of period	$1,655,052,981	$1,631,073,526
See accompanying notes to financial statements.

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Financial Highlights
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
2022(f)	$11.95	$0.16	$(0.54)	$(0.38)	$(0.16)	$ —	$(0.16)	$11.41
2021	11.71	0.33	0.24	0.57	(0.33)	—	(0.33)	11.95
2020	11.50	0.35	0.21	0.56	(0.35)	—	(0.35)	11.71
2019	10.94	0.38	0.56	0.94	(0.38)	—	(0.38)	11.50
2018	11.12	0.38	(0.18)	0.20	(0.38)	—	(0.38)	10.94
2017	11.46	0.38	(0.35)	0.03	(0.37)	—	(0.37)	11.12

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c), (d)	Net Expenses Excluding Interest(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate(e)
(3.22) %	$1,655,053	0.09%*	0.05%*	0.04%*	—%*	2.64%*	7%
4.96	1,631,074	0.10	0.05	0.05	—	2.80	7
5.00	1,358,883	0.18	0.06	0.12	—	3.07	19
8.75	1,220,749	0.18	0.06	0.12	—	3.41	20
1.81	958,897	0.16	0.07	0.09	—	3.45	30
0.34	786,210	0.11	0.06	0.05	—	3.49	11
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 - Management Fees for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended January 31, 2022.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Managed Accounts Portfolios Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Municipal Total Return Managed Accounts Portfolio (the "Fund"), as a diversified fund. The Trust was organized as a Massachusetts business trust on November 14, 2006.
The Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC ("Nuveen"). the Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
The end of the reporting period for the Fund is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen. Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund's normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund's investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3.  Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements (Unaudited) (continued)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,763,310,388	$ —	$1,763,310,388

*	Refer to the Fund's Portfolio of Investments for state classifications.
The Fund holds liabilities in floating rate obligations where applicable, which are not reflected in the table above. The fair values of the Fund's liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of the Fund. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding
Floating rate obligations: self-deposited Inverse Floaters	$133,455,000
Floating rate obligations: externally-deposited Inverse Floaters	7,320,000
Total	$140,775,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters
Average floating rate obligations outstanding	$120,351,219
Average annual interest rate and fees	0.58%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, the Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$133,455,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	7,320,000
Total	$140,775,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period aggregated $235,587,990 and $110,271,685, respectively.
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which the Fund may invest, which are considered portfolio securities for financial reporting purposes, the Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 1/31/22		Year Ended 7/31/21
	Shares	Amount	Shares	Amount
Shares sold	20,605,447	$ 242,661,941	41,441,915	$ 487,203,451
Shares issued to shareholders due to reinvestment of distributions	1,384,320	16,215,214	2,483,938	29,181,377
Shares redeemed	(13,415,860)	(157,550,599)	(23,479,338)	(276,057,563)
Net increase (decrease)	8,573,907	$ 101,326,556	20,446,515	$ 240,327,265

6.  Income Tax Information
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Municipal Total Return Managed Accounts Portfolio	$1,589,342,357	$58,814,212	$(18,301,535)	$40,512,677
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Net Tax-Exempt Income [1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Municipal Total Return Managed Accounts Portfolio	$4,732,723	$9,522	$ —	$117,973,995	$(4,524,333)	$ —	$(3,666,483)	$114,525,424

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2021 through July 31, 2021, and paid on August 2, 2021.
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
Fund	Short-Term	Long-Term	Total
Municipal Total Return Managed Accounts Portfolio	$4,524,333	$ —	$4,524,333
7.  Management Fees
The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Fund from the fee charged at the separately managed account level.
8.  Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
9.  Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described

Notes to Financial Statements (Unaudited) (continued)
below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg 7 Year Municipal Bond Index: An index designed to measure the performance of tax-exempt U.S. investment-grade municipal bonds with remaining maturities of seven to eight years.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is

Glossary of Terms Used in this Report (Unaudited) (continued)
used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Total Investment Exposure: Total investment exposure is the fund’s assets managed by the Adviser that are attributable to leverage. For these purposes, leverage includes the fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MAPS-0122P2057658-INV-B-03/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: April 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 7, 2022